Benefit Plans - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2017 JPY (¥)
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Estimated future contribution	¥ 1,306
Foreign Pension Plans | Equity Securities | Kyocera International Inc
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans lower limit	70.00%
Allocation of securities for defined benefit plans upper limit	80.00%
Foreign Pension Plans | Debt Securities | Kyocera International Inc
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans lower limit	20.00%
Allocation of securities for defined benefit plans upper limit	30.00%
U.S. Defined Benefit | Equity Securities | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan investments	50.00%
U.S. Defined Benefit | Pooled Funds Debt Securities | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan investments	50.00%
Europe Defined Benefit | Equity Securities | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan investments	45.00%
Europe Defined Benefit | Pooled Funds Debt Securities | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan investments	55.00%
Domestic Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Estimated future contribution	¥ 10,531
Domestic Pension Plans | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of accumulated points balance which may be elected as annuity payment over employees' lifetime	50.00%
Period of time for distribution of benefits from remainder of accumulated points	20 years
Domestic Pension Plans | Life Insurance Company General Account
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan investments	50.00%
Domestic Pension Plans | Equity Securities and Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan investments	30.00%
Domestic Pension Plans | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan investments	15.00%
Domestic Pension Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan investments	5.00%